Segments - Summary of Group's Breakdown of Net Revenues by Type of Good or Service and Operating Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment
Net revenues	$ 307,702	$ 254,745	$ 199,408
Cost of revenues	(218,549)	(181,482)	(142,703)
Gross profit	89,153	73,263	56,705
Marketing Solutions
Segment
Net revenues	242,610	225,852	188,972
Gross profit	47,698	52,935	48,996
Marketing Solutions | Sales agent
Segment
Net revenues	4,195	5,834	6,563
Gross profit	4,195	5,834	6,563
Marketing Solutions | Cost-plus
Segment
Net revenues	26,062	26,738	17,146
Gross profit	26,062	26,738	17,146
Marketing Solutions | Specified actions
Segment
Net revenues	212,353	193,280	165,263
Cost of revenues	(194,912)	(172,917)	(139,976)
Gross profit	17,441	20,363	25,287
Enterprise Solutions | SaaS Products and Services
Segment
Net revenues	65,092	28,893	10,436
Cost of revenues	(23,637)	(8,565)	(2,727)
Gross profit	$ 41,455	$ 20,328	$ 7,709